Short-Term and Long-Term Debt (Repayment Schedule for Next Five Years and Thereafter for Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Debt Disclosure [Abstract]
2019	¥ 652,061
2020	503,023
2021	503,153
2022	464,320
2023	485,252
Thereafter	1,218,695
Total	¥ 3,826,504	¥ 3,854,984